Income Taxes (Details) - Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Schedule of reconciliation of taxes on income computed at the federal statutory rate to amounts [Abstract]
Book income (loss from operations)	$ (941,530)	$ (1,296,987)
Common stock issued for services	168,768	286,594
Impairment expense	68,738	457,976
Unused operating losses	704,024	552,417
Income tax expense